Insurance (Details) R$ in Thousands	Jun. 30, 2019 BRL (R$)
Insurance (Textual)
Liabilities covered by insurance and related amounts	R$ 74,334
Civil liability (D&O) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	30,000
Civil, professional and general liability [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	8,832
Machinery [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	8,920
Fire/lightning/explosion/electrical damage (office) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	5,182
Storage silo (Chaparral Farm) [Member]
Insurance (Textual)
Liabilities covered by insurance and related amounts	R$ 21,400